INCOME TAXES (Schedule of United States and foreign Income (Loss) Before Income Taxes and Non-Controlling Interest) (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
United States and foreign income (loss) before income taxes and non-controlling interest
Income (loss) before income taxes	$ (28,646)	$ (20,379)	$ (33,187)
United States [Member]
United States and foreign income (loss) before income taxes and non-controlling interest
Income (loss) before income taxes	(14,809)	(156,696)	11,826
Foreign [Member]
United States and foreign income (loss) before income taxes and non-controlling interest
Income (loss) before income taxes	$ (13,837)	$ 136,317	$ (45,013)